Organization and Description of Business (Details) - USD ($)			12 Months Ended
	Feb. 08, 2019	Feb. 08, 2016	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2017
Organization and Description of Business (Details) [Line Items]
Common stock issued					75,000
Percentage of common shares issued and outstanding						73.00%
Pre-stock split, description			Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Company reported (in Dollars)			$ 16,312,374
Working capital (in Dollars)			$ 2,832,282
Net cash outflows (in Dollars)				$ 7,398,391
Share Exchange Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued		164,387,376	166,273,921
Pre-stock split		52,336,000	52,936,583
Percentage of common shares issued and outstanding			79.70%
Percentage of issued share capital			100.00%
BriVision Shareholders [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued			163,159,952
Pre-stock split			51,945,225
Share Exchange [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued			205,519,223
Pre-stock split			65,431,144
Merger Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Aggregate of shares, issued	104,558,777